Document and Entity Information	Dec. 15, 2022
Prospectus:
Document Type	497
Document Period End Date	Dec. 15, 2022
Entity Registrant Name	INVESCO EXCHANGE-TRADED FUND TRUST
Entity Central Index Key	0001209466
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 15, 2022
Document Effective Date	Dec. 15, 2022
Prospectus Date	Aug. 26, 2022
Invesco S&P 500 Quality ETF | Invesco S&P 500 Quality ETF
Prospectus:
Trading Symbol	SPHQ